ORGANIZATION	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

ZJK Industrial Co., Ltd. (“Zhongjinke”) and its consolidated subsidiaries (collectively referred to as the “Company”) are in the business of manufacturing and sale of hardware products. The Company mainly sells its hardware products to customers in People’s Republic of China (“PRC”) and aspires to sell to customers globally including the US market.

Zhongjinke is a holding company incorporated in the Cayman Islands on May 11, 2022, under the Cayman Islands Act as an exempted company with limited liability. Zhongjinke has no substantive operations other than conducting its business through its operating entities in PRC and Vietnam.

(a)	Business Reorganization

In anticipation of an IPO of its equity securities, Zhongjinke undertook a series of reorganization which was completed on March 28, 2023. The reorganization involved the incorporation of Zhongjinke, ZJK Enterprises Group (BVI) Company Limited (“Zhongjinke BVI”), ZJK Industrial Group HongKong Limited (“Zhongjinke HK”) in May 2022, and execution of Share Exchange Agreement among Zhongke Chuangwei (Shenzhen) International Holdings Limited (“Zhongjinke WFOE”). On June 13, 2022, Zhongjinke BVI established Zhongjinke HK which was incorporated in Hong Kong with a registered capital of HKD1 and wholly owned by Zhongjinke BVI. On January 6, 2023, Zhongjinke HK acquired Galaxy Exploration Investment Holding Limited (“Galaxy Investment”) by the consideration of 1,500,000 ordinary shares of ZJK Industrial Co., Ltd., through which, Galaxy Investment is wholly owned by Zhongjinke HK and Zhongjinke BVI.

Shenzhen Zhongjinke Hardware Products Co., Ltd (“Zhongjinke Shenzhen”) and Galaxy Investment signed a “Share Exchange Agreement” in March 2023 whereby Zhongjinke WFOE took control of Zhongjinke Shenzhen and its subsidiaries by exchanging 99.225% of the outstanding shares of Zhongjinke Shenzhen with ordinary shares of Zhongjinke WFOE, remaining 0.775% of the outstanding shares of Zhongjinke Shenzhen are held by Galaxy Investment.

As of March 28, 2023, the date of the completion of reorganization, the Company was authorized to issue 500,000,000 Ordinary Shares with a par value of $0.0001 each, and there was 10,000,000 Ordinary Shares issued and outstanding.

Due to the fact that Zhongjinke and its subsidiaries were effectively controlled by the same group of shareholders immediately before and after the reorganization completed in March 2023, as described above, the reorganization was accounted for as a recapitalization. As a result, the Company’s unaudited condensed consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented.

As of the issuance date of this financial report, the details of subsidiaries are as follows. All subsidiaries are owned by Zhongjinke through equity investment. We do not have a variable interest entity structure.

Entity name	Registered Location	Percentage of direct ownership	Date of incorporation	Principal activities
Zhongjinke BVI	BVI	100% owned by the Zhongjinke	May 24, 2022	Investment holdings
Zhongjinke HK	Hong Kong	100% owned by Zhongjinke BVI	June 13, 2022	Investment holdings
Zhongjinke WFOE	Shenzhen	100% owned by Zhongjinke HK	December 19, 2022	Investment holdings
Galaxy Investment	BVI	100% owned by Zhongjinke HK	March 16, 2022	Investment holdings
Zhongjinke Shenzhen	Shenzhen	99.225% owned by Zhongjinke WFOE and 0.775% owned by Galaxy Investment	July 18, 2011	Manufacturing and selling hardware products
Zhongke Precision Components (Guangdong) Co., Ltd. (“Zhongke Components”)	Qingyuan	100% owned by Zhongjinke Shenzhen	April 16, 2021	Manufacturing and selling hardware products
Nanjing Zhongjinke Hardware Products Co., Ltd (“Zhongjinke Nanjing”)	Nanjing	51% by Zhongjinke Shenzhen	May 3, 2016	Selling hardware products
ZIK Precision HK Limited (“ZJK Precision HK”)	Hong Kong	100% owned by Zhongjinke Shenzhen	July 27, 2023	Manufacturing and selling hardware products
ZJK Vietnam Precision Components Company Limited (“ZJK Precision Vietnam”)	Vietnam	93% owned by ZJK Precision HK	April 26, 2024	Manufacturing and selling hardware products
Shenzhen Zhongte Fluid Technology Co., Ltd.	Shenzhen	60% by Zhongjinke Shenzhen	May 22, 2025	Manufacturing and selling hardware products
Intel Precision Components (Longyan) Co., Ltd. (“Intel Longyan”)	Longyan	100% owned by Zhongjinke Shenzhen	July 2, 2025	Manufacturing and selling hardware products
Zhongjinke Precision Parts (Sichuan) Co., Ltd. (“Zhongjinke Sichuan”)	Meishan	100% owned by Zhongjinke Shenzhen	August 1, 2025	Manufacturing and selling hardware products

(b)	Shares splits

On June 19, 2023, the Company subdivided the authorized and issued share capital of the Company on a 1:2 basis such that the authorized share capital of the Company was amended from US$50,000 divided into 500,000,000 Ordinary Shares of a par value of US$0.0001 each, to US$50,000 divided into 1,000,000,000 Ordinary Shares of a par value of US$0.00005 each.

On June 6, 2024, the Company subdivided the authorized and issued share capital of the Company on a 1:3 basis such that the authorized share capital of the Company was amended from US$50,000 divided into 1,000,000,000 Ordinary Shares of a par value of US$0.00005 each, to US$50,000 divided into 3,000,000,000 Ordinary Shares of a par value of US$0.000016666667 each.

(c)	Reclassification of ordinary shares and share exchange

On March 6, 2026, the shareholders of the Company approved at the 2025 Extraordinary General Meeting, the redesignation of authorized share capital from one class of ordinary shares to two classes of ordinary shares (the “Reclassification”). Upon the Reclassification, all 64,322,249 issued and outstanding ordinary shares were re-designated and re-classified as follows: (i) 9,000,000 shares held by 5 shareholders were re-designated and re-classified as Class B ordinary shares on a one-for-one basis, and (ii) the remaining 55,322,249 issued shares, including the 500,000 shares issued in January 2026 (Note 20), were re-designated and re-classified as Class A ordinary shares. In addition, all 2,935,677,751 authorized but unissued ordinary shares were re-designated and re-classified as Class A ordinary shares.

As a result of share capital reorganization, the Company’s authorized share capital consists of US$50,000 divided into 2,991,000,000 Class A ordinary shares and 9,000,000 Class B ordinary shares, each with a par value of US$0.000016666667. As of June 30, 2026, total Class A ordinary shares issued and outstanding were 55,322,249 shares, and total Class B ordinary shares issued and outstanding 9,000,000.

The rights attached to the new share classes are materially identical to those previous ordinary shares save that: (i) holders of Class B ordinary shares are entitled to thirty (30) votes per share on all matters decided by poll at any general meeting, and (ii) Class B ordinary shares are convertible into Class A ordinary shares at the option of the holder thereof on a one-for-one basis.